BUSINESS COMBINATIONS - Consideration Transferred for Dynaflows Acquisition (Details) - USD ($) $ in Thousands	Oct. 22, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired		$ 19,149	$ 16,584	$ 10,569
Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Down payment	$ 1,402
Installment payment	414
Total consideration paid net of cash and cash equivalents acquired	$ 1,816